Prepayments	6 Months Ended
Sep. 30, 2023
Schedule Of Prepayments And Other Current Assets
Prepayments

6. Prepayments

Prepayments consisted of the following:

	As of
	September 30, 2023	March 31, 2023
Prepaid service fees	$202,716	$1,136,769
Total	$202,716	$1,136,769

Prepaid service fees consist of prepayment of telecommunications service fee and resource usage fee to colleges and universities in order to access the online course resources of these institutions. The prepayments are generally short-term in nature and are amortized over the related service period.